Commitments and Contingencies - Warranty Reserve (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Product Liability Contingency [Line Items]
Warranty reserve liability, beginning balance	$ 24	$ 25	$ 24
Warranty reserve liability, accruals for warranties issued	42	48	47
Warranty reserve liability, settlements (in cash or in kind)	(43)	(49)	(46)
Warranty reserve liability, ending balance	$ 23	$ 24	$ 25